SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Percentage of entity's revenue	79.50%
One Customer
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.70%	10.90%	11.00%